Summary of Significant Accounting Policies - Cash and cash equivalents - Additional Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cash, cash equivalents, restricted cash and short term loan
Net cash received from financing activities	¥ (70,148,709)	¥ 57,566,469	$ 8,268,906	¥ (949,893,989)
ASU 2016-18 | Adjustment
Cash, cash equivalents, restricted cash and short term loan
Restricted cash	30,000,000
Net cash received from financing activities	¥ (30,000,000)